Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C.  20004


September 7, 2007


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
         ----------------------------------------------------

Ladies and Gentlemen:

On behalf of Rydex ETF Trust (the "Trust") we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a definitive Schedule 14A, notice, proxy statement and form of voting instruction for a Special Meeting of Shareholders ("Meeting") of the Trust scheduled to be held on or about October 4, 2007.

The Meeting is being called for the purposes of approving new advisory agreements between PADCO Advisors, Inc. and Rydex Series Funds and Rydex Dynamic Funds and PADCO Advisors II, Inc. and Rydex Variable Trust and Rydex ETF Trust, as well as a new sub-advisory agreement between PADCO Advisors II, Inc. and CLS Investment Firm, LLC. It is anticipated that the current investment advisory and sub-advisory agreements will terminate if and when a change of control occurs in Rydex Holdings, Inc., the parent company of PADCO Advisors, Inc. and PADCO Advisors II, Inc., resulting from the transfer of ownership of Rydex Holdings, Inc. to Security Benefit Corporation and Security Benefit Life Insurance Company.

The Trust intends to mail definitive proxy materials to shareholders on or about September 6, 2007. Please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,


/s/ Laura E. Flores
-------------------
Laura E. Flores